Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	£ 4	£ 5
Work in progress	1	2
Finished goods	81	93
Returns asset	5	5
Inventories	£ 91	£ 105